Label	Element	Value
Muzinich U.S. High Yield Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich U.S. High Yield Corporate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Muzinich U.S. High Yield Corporate Bond Fund (the “U.S. High Yield Fund” or the “Fund”) seeks to provide a high level of income on a risk-adjusted basis over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. High Yield Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 38 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The U.S. High Yield Fund pays transaction costs, such as commissions or spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the U.S. High Yield Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The U.S. High Yield Fund normally invests at least 80% of its net assets in high yield bonds of U.S. corporations (commonly referred to as “junk” bonds). The Fund’s portfolio is typically well-diversified with below investment grade bonds issued by U.S. corporations that the Advisor believes have attractive risk/reward characteristics. The Fund typically focuses on bonds rated below investment grade, defined as below BBB- or Baa3 by Standard & Poor’s or Moody’s, respectively, or which are deemed equivalent by the Advisor. High yield bonds in which the Fund invests may be unsecured or backed by receivables or other assets. The Fund may invest up to 20% of its net assets in foreign securities, of which 10% may include securities in emerging market countries. The Fund may also invest up to 20% of its net assets in bank loans, including floating rate loans. The Fund may invest in mutual funds or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund’s 80% test.

Although the Advisor will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Advisor selects bonds based on a rigorous bottom-up evaluation of each company in the portfolio. The Advisor considers both company-specific quantitative and qualitative factors such as: a company’s managerial strength and commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of borrowing proceeds, asset coverage, earnings prospects, impacting legislation, regulation, or litigation, and the strength and depth of the protections afforded the lender through the documentation governing the bond issuance. The Fund typically invests in highly leveraged companies.

The Advisor does not manage the Fund to any particular duration. Rather, the securities within the Fund’s portfolio are consistent with general market duration, averaging between two to four years at any point in time. (Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.)

The Fund may invest in mutual funds or exchange-traded funds (“ETFs”) which invest principally (up to 80% of their net assets) in any of the previously mentioned types of fixed income securities and such investments will be included in the Fund’s 80% test. The mutual funds and ETFs in which the Fund invests have an investment objective similar to that of the Fund or are otherwise permitted investments in accordance with the Fund’s investment policies described herein.

The Fund may use derivatives in various ways. The Fund may use derivatives as a substitute for taking a long or short position in the reference asset or to gain exposure to certain asset classes; under such circumstances, the derivatives may have economic characteristics similar to those of the reference asset, and the Fund’s investment in the derivatives may be applied toward meeting a requirement to invest a certain percentage of its net assets in instruments with such characteristics. The Fund may use derivatives to hedge (or reduce) its exposure to a portfolio asset or risk. The Fund may also use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security.

The portfolio is actively managed and the Fund may sell a holding when it meets the portfolio manager’s expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if it falls short of the portfolio manager’s expectations.  Trading securities frequently may lead to high portfolio turnover.  Tax consequences are not a primary consideration in the Fund’s investment decisions.  Although the Fund will not invest in bonds or loans that are already in default, the portfolio manager may decide to continue to hold a bond or loan (or related securities) after a default. There is no limit on the amount of defaulted securities the Fund may hold.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

•	Active Management Risk – The U.S. High Yield Fund is actively managed with discretion and may underperform market indices or other funds.

•
Below Investment Grade Securities (Junk Bond) Risk – The U.S. High Yield Fund’s investment in below-investment grade bonds, loans or other fixed-income securities (i.e., high yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade bonds or loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. If there is a “flight to safety,” the market’s perception of “high yield” securities may turn negative, and these types of securities may become classified as “high risk.”

•
Counterparty Risk – Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the U.S. High Yield Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received, though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract should the underlying asset on which the contract is written have no offsetting market value. The “notional value” is generally defined as the value of the derivative’s underlying assets at the spot price. The Fund could be exposed to increased leverage risk should it finance derivative transactions without holding cash or cash equivalents equal to the  notional value of its derivative positions.

•
Credit Risk – The risk that an issuer of a fixed income security will fail to make interest payments or repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value. High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings and may be highly leveraged.

•
Currency Risk and Hedging Risk – The U.S. High Yield Fund will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Fund invests, but hedging involves costs and there can be no guarantee that the Fund will be perfectly hedged or that the hedging will work as anticipated.

•
Derivatives Risk – The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Extension Risk – Some fixed income securities are subject to the risk that the fixed income security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

•
Foreign Securities and Emerging Markets Risk – Non-U.S. securities carry their own risks. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It can be more difficult to enforce liens on collateral for securities purchased in some foreign jurisdictions, including some emerging market jurisdictions.

•
General Market Risk - Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Impairment of Collateral Risk – The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the U.S. High Yield Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

•
Interest Rate Risk – When interest rates rise, prices of fixed income securities generally fall and when interest rates fall, prices of fixed income securities generally rise.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. In general, fixed income securities with longer maturities or durations are more sensitive to interest rate changes.

•
Investment Company and ETF Risk – Investing in other investment companies, including ETFs, involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. Additionally, the Fund must pay its pro rata portion of an investment company’s fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

•	Issuer Risk – An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the U.S. High Yield Fund’s performance.

•
Liquidity Risk – High yield fixed income securities tend to be less liquid than higher quality fixed income securities, meaning that it may be difficult to sell high yield fixed income securities at a reasonable price. The U.S. High Yield Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

•
Market Risk – The market value of instruments may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. The price of instruments may fluctuate for all holdings or for specific holdings. There is more risk that prices will go down for investors investing over short time horizons. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

•	Newer Fund Risk – The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

•
Prepayment Risk – Prepayment risk occurs when a fixed income security can be repaid in whole or in part prior to the security’s maturity and the U.S. High Yield Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•
Ratings Agencies Risk – The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

•
Redemption Risk – The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

•
Restricted Securities Risk – Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

•
Senior (Floating Rate, Bank, Leveraged, Syndicated) Loan Risk – The Fund may invest in senior loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Bank loans may not be securities and therefore may not have the protection afforded by federal securities laws.  The Fund’s investment may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in senior loans involves credit risk, interest rate risk, liquidity risk and other risks, including the risk that it may take more than seven days to settle any loan transaction, the risk that any collateral may become impaired, and the risk that the Fund may obtain less than the full value for the loan interests when sold.  The Fund has the power to engage in short term borrowing to meet short-term liquidity needs that might arise from any lengthy loan settlement periods.

•
U.S. Government Securities Risk – Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the U.S. High Yield Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the U.S. High Yield Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.MuzinichUSFunds.com, by calling the Fund toll-free at 1-855-MUZINICH (toll free),   or by e-mailing the Fund at MuzinichUSFunds@muzinich.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the U.S. High Yield Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-MUZINICH
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.MuzinichUSFunds.com
Muzinich U.S. High Yield Corporate Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.28%
Total Other Expenses	rr_OtherExpensesOverAssets	1.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 523
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 983
Muzinich U.S. High Yield Corporate Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.28%
Total Other Expenses	rr_OtherExpensesOverAssets	1.38%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 506
Muzinich U.S. High Yield Corporate Bond Fund | Supra Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front End Sales Charge	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	1.28%
Total Other Expenses	rr_OtherExpensesOverAssets	1.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 475

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund's average daily net assets indefinitely, but at least through April 30, 2018 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after April 30, 2018, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or reimbursement.